National Integrity Pinnacle (pre 1-1-12)

May 5, 2026

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of National Integrity Life Insurance Company
    Registration Nos. 333-175481 and 811-04846
Prospectus and Statement of Additional Information for:
    Pinnacle (on or before April 30, 1998)
Pinnacle III (May 1, 1998 to December 31, 2001)
Pinnacle IV (January 1, 2002 to April 30, 2007)
Pinnacle V (May 1, 2007 to December 31, 2011)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 16 to its Registration Statement number 333-175481 on Form N-4, which was filed electronically on April 24, 2026.

Sincerely,

/s/ Bryan J. Kreyling

Bryan J. Kreyling
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1114